Loans and borrowings (Tables)	12 Months Ended
Mar. 31, 2018
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Summary of Long - Term Loans and Borrowings

Long-term loans and borrowings

	As at March 31, 2017			As at March 31, 2018
Currency	Foreign currency in millions	Indian Rupee		Foreign currency in millions	Indian Rupee		Interest rate	Final maturity
Unsecured external commercial borrowing
U.S. Dollar	150		9,728	150		9,777	1.94%	June 2018
Unsecured loans
USD	2		118	625		40,715	1.90% - 3.81%	June 2021
Canadian Dollar (CAD)	85		4,131	72		3,660	1.20% - 3.26%	July 2021
Indian Rupee	NA		714	NA		366	8.30% - 9.40%	December 2021
Australian Dollar (AUD)	2		116	2		92	4.65%	January 2022
Great British Pound (GBP)	1		73	^		42	2.93%	February 2022
Euro	19		1,282	^		24	2.98%	December 2020
Brazilian Real (BRL)	—		—	1		12	14.04%	May 2019
Saudi Arabian Riyal (SAR)	71		1,229	—		—

		₹	17,391		₹	54,688
Obligations under finance leases			8,280			5,442
Liabilities directly associated with assets held for sale			—			(1,469)

			8,280			3,973

		₹	25,671		₹	58,661

Non-current portion of long-term loans and borrowings			19,611			45,268
Current portion of long-term loans and borrowings			6,060			13,393
^ Value is less than ₹1.

Summary of Changes in Financing Liabilities Arising from Cash and Non-cash Changes

Changes in financing liabilities arising from cash and non-cash changes:

				Non-cash changes
	April 1, 2017		Cash flow	Assets taken on financial lease		Foreign exchange movements		Less: Liabilities directly associated with assets held for sale	March 31, 2018
Borrowings from banks		120,911	(6,661)		—		5,439	—		119,689
Bank overdrafts		1,992	2,007		—		—	—		3,999
External commercial borrowings		9,728	—		—		49	—		9,777
Obligations under finance leases		8,280	(3,627)		766		23	(1,469)		3,973
Loans from other than bank		1,501	(695)		—		15	—		821

	₹	142,412	₹(8,976)	₹	766	₹	5,526	₹(1,469)	₹	138,259

Schedule of Finance Lease Payments

Finance lease payables consist of liabilities that are taken on lease for a contract term ranging from 1 to 5 years, with lease payments due in monthly or quarterly installments. Details of finance lease payables are given below:

	Minimum lease payments				Present value of minimum lease payment
	As at March 31,
	2017		2018		2017		2018
Not later than one year	₹	3,876	₹	3,838	₹	3,623	₹	3,720
Later than one year but not later than five years		4841		1,784		4,657		1,722
Later than five years		—		—		—		—

Total minimum lease payments		8,717		5,622		8,280		5,442
Less: Amounts representing interest		(437)		(180)		—		—

Present value of minimum lease payment payables	₹	8,280	₹	5,442	₹	8,280	₹	5,442

Liabilities directly associated with assets held for sale		—		(1,469)		—		(1,469)

Obligation under finance lease	₹	8,280	₹	3,973	₹	8,280	₹	3,973

Non-current finance lease payables						4,657		1,722
Current finance lease payables						3,623		2,251